Schedule of Investments (unaudited)
January 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.0%
Boeing Co.(The)
2.70%, 02/01/27	$6,977	$6,891,392
2.80%, 03/01/27	1,703	1,682,149
5.04%, 05/01/27	13,227	13,365,777
6.26%, 05/01/27	6,655	6,825,155
General Dynamics Corp.
2.63%, 11/15/27(a)	3,348	3,290,494
3.50%, 04/01/27	4,687	4,678,399
Hexcel Corp., 4.20%, 02/15/27	2,380	2,375,278
L3Harris Technologies, Inc., 5.40%, 01/15/27(a)	8,364	8,480,438
Lockheed Martin Corp., 5.10%, 11/15/27(a)	4,824	4,939,324
Northrop Grumman Corp., 3.20%, 02/01/27(a)	4,802	4,775,152
RTX Corp.
3.13%, 05/04/27	7,099	7,033,050
3.50%, 03/15/27(a)	7,885	7,848,855
7.20%, 08/15/27	2,155	2,259,689
		74,445,152
Agriculture — 1.3%
BAT Capital Corp.
3.56%, 08/15/27	15,003	14,909,385
4.70%, 04/02/27	5,533	5,571,982
Bunge Ltd. Finance Corp., 3.75%, 09/25/27(a)	4,332	4,319,035
Philip Morris International, Inc.
3.13%, 08/17/27(a)	2,960	2,929,697
4.38%, 11/01/27(a)	5,363	5,413,902
4.75%, 02/12/27	4,688	4,733,297
5.13%, 11/17/27	9,436	9,633,132
		47,510,430
Airlines — 0.6%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	2,426	2,388,921
Series 2015-2, Class AA, 3.60%, 03/22/29	2,090	2,064,626
Southwest Airlines Co.
3.45%, 11/16/27	2,075	2,050,481
5.13%, 06/15/27	11,406	11,544,313
United Airlines Pass-Through Trust, Series 2020-1, 5.88%, 04/15/29(a)	5,604	5,729,162
		23,777,503
Apparel — 0.2%
NIKE, Inc., 2.75%, 03/27/27(a)	6,564	6,493,148
Tapestry, Inc., 4.13%, 07/15/27(a)	1,969	1,969,754
		8,462,902
Auto Manufacturers — 6.1%
American Honda Finance Corp.
2.35%, 01/08/27	3,141	3,098,815
4.45%, 10/22/27	4,965	5,009,553
4.55%, 07/09/27	5,961	6,016,577
4.90%, 03/12/27	4,658	4,710,250
4.90%, 07/09/27(a)	4,659	4,725,559
Ford Motor Credit Co. LLC
3.82%, 11/02/27(a)	4,868	4,816,804
4.13%, 08/17/27	7,999	7,960,489
4.27%, 01/09/27	6,356	6,353,335
4.95%, 05/28/27	9,649	9,704,163
5.80%, 03/05/27	9,940	10,078,673
5.85%, 05/17/27	10,011	10,176,229
7.35%, 11/04/27	9,807	10,242,124
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Co.
4.20%, 10/01/27	$4,981	$4,989,707
6.80%, 10/01/27	6,724	6,988,933
General Motors Financial Co., Inc.
2.35%, 02/26/27	6,662	6,545,467
2.70%, 08/20/27	5,959	5,836,886
4.35%, 01/17/27(a)	7,731	7,749,979
5.00%, 04/09/27	8,116	8,195,628
5.00%, 07/15/27	3,675	3,722,673
5.35%, 07/15/27	7,035	7,158,505
5.40%, 05/08/27	8,117	8,248,309
Honda Motor Co. Ltd., 2.53%, 03/10/27	6,323	6,232,393
PACCAR Financial Corp.
2.00%, 02/04/27(a)	1,904	1,872,783
4.25%, 06/23/27	2,712	2,733,740
4.45%, 08/06/27	4,743	4,794,809
5.00%, 05/13/27(a)	3,381	3,436,936
Toyota Motor Corp., 4.19%, 06/30/27(a)	3,616	3,637,055
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	3,682	3,543,388
1.90%, 01/13/27(a)	4,697	4,618,510
3.05%, 03/22/27(a)	9,132	9,063,646
3.20%, 01/11/27(a)	4,808	4,785,319
4.35%, 10/08/27	8,570	8,653,815
4.50%, 05/14/27(a)	6,404	6,466,388
4.55%, 09/20/27(a)	6,624	6,707,155
4.60%, 01/08/27(a)	3,873	3,905,072
5.45%, 11/10/27(a)	4,284	4,406,874
Series B, 5.00%, 03/19/27	6,072	6,157,583
		223,344,124
Auto Parts & Equipment — 0.3%
BorgWarner, Inc., 2.65%, 07/01/27(a)	7,303	7,166,741
Lear Corp., 3.80%, 09/15/27	3,869	3,852,041
		11,018,782
Banks — 15.3%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	4,670	4,686,842
4.75%, 01/18/27	8,133	8,206,158
4.90%, 07/16/27(a)	4,700	4,775,198
Banco Santander SA
4.25%, 04/11/27	6,579	6,590,609
5.29%, 08/18/27	11,598	11,804,940
Bank of America Corp.
3.25%, 10/21/27(a)	16,457	16,322,658
Series L, 4.18%, 11/25/27	13,735	13,753,602
Bank of Montreal
2.65%, 03/08/27	8,870	8,759,761
5.37%, 06/04/27(a)	4,972	5,068,878
Series H, 4.70%, 09/14/27	6,425	6,505,013
Bank of New York Mellon Corp.(The)
2.05%, 01/26/27(a)	5,398	5,313,036
3.25%, 05/16/27(a)	5,153	5,129,162
Bank of Nova Scotia(The)
1.95%, 02/02/27	4,736	4,651,173
2.95%, 03/11/27	4,514	4,471,940
5.40%, 06/04/27	5,362	5,468,187
Canadian Imperial Bank of Commerce
3.45%, 04/07/27(a)	6,858	6,830,534
5.24%, 06/28/27	8,569	8,728,257

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citibank N.A., 4.58%, 05/29/27	$14,725	$14,859,446
Citigroup, Inc., 4.45%, 09/29/27	25,375	25,543,465
Cooperatieve Rabobank UA/New York
4.37%, 05/27/27	3,774	3,803,352
5.04%, 03/05/27	4,237	4,293,116
Deutsche Bank AG/New York NY, 5.37%, 09/09/27	2,488	2,550,308
Fifth Third Bancorp, 2.55%, 05/05/27	4,804	4,721,580
Fifth Third Bank N.A., 2.25%, 02/01/27	3,909	3,848,186
Goldman Sachs Group, Inc.(The)
3.85%, 01/26/27(a)	19,943	19,944,409
5.95%, 01/15/27	5,126	5,218,092
HSBC USA, Inc., 5.29%, 03/04/27	7,101	7,206,974
ING Groep NV, 3.95%, 03/29/27	10,149	10,154,996
JPMorgan Chase & Co.
3.63%, 12/01/27	7,711	7,676,246
4.25%, 10/01/27	9,810	9,880,047
8.00%, 04/29/27	3,657	3,842,053
Keybank National Association
4.39%, 12/14/27	2,240	2,253,807
5.85%, 11/15/27	6,152	6,338,039
KeyCorp, 2.25%, 04/06/27	5,621	5,506,889
Lloyds Banking Group PLC, 3.75%, 01/11/27	8,557	8,550,988
Manufacturers & Traders Trust Co., 3.40%, 08/17/27(a)	3,534	3,499,972
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	6,615	6,562,683
3.68%, 02/22/27	6,298	6,288,270
Mizuho Financial Group, Inc.
3.17%, 09/11/27	6,995	6,918,163
3.66%, 02/28/27	3,060	3,054,083
Morgan Stanley
3.63%, 01/20/27	19,531	19,500,482
3.95%, 04/23/27(a)	13,600	13,595,469
National Australia Bank Ltd./New York
3.91%, 06/09/27(a)	8,284	8,302,494
4.50%, 10/26/27(a)	6,202	6,276,632
5.09%, 06/11/27(a)	6,129	6,234,425
Northern Trust Corp., 4.00%, 05/10/27	6,878	6,898,716
PNC Bank N.A., 3.10%, 10/25/27	6,449	6,375,008
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/27(a)	4,874	4,830,451
Royal Bank of Canada
2.05%, 01/21/27	3,544	3,485,686
3.63%, 05/04/27	7,821	7,809,864
4.24%, 08/03/27(a)	8,018	8,068,990
4.88%, 01/19/27	8,270	8,354,731
6.00%, 11/01/27(a)	9,022	9,348,529
Santander Holdings USA, Inc., 4.40%, 07/13/27(a)	7,182	7,209,332
Standard Chartered Bank/New York, 4.85%, 12/03/27(a)	2,906	2,964,530
State Street Corp.
4.33%, 10/22/27(a)	7,903	7,975,868
4.99%, 03/18/27	7,088	7,176,548
Sumitomo Mitsui Financial Group, Inc.
2.17%, 01/14/27	3,560	3,506,663
3.35%, 10/18/27	4,953	4,911,416
3.36%, 07/12/27(a)	11,665	11,585,592
3.45%, 01/11/27(a)	8,275	8,249,520
Synchrony Bank, 5.63%, 08/23/27	4,007	4,082,443
Toronto-Dominion Bank(The)
1.95%, 01/12/27(a)	4,538	4,460,813
Security	Par (000)	Value
Banks (continued)
2.80%, 03/10/27	$7,631	$7,544,607
4.11%, 06/08/27	10,007	10,034,393
4.69%, 09/15/27	9,865	9,985,080
4.98%, 04/05/27	5,496	5,565,248
Truist Financial Corp., 1.13%, 08/03/27	5,225	5,016,589
U.S. Bancorp, Series X, 3.15%, 04/27/27(a)	8,520	8,459,676
UBS AG/Stamford CT, 5.00%, 07/09/27	4,112	4,183,300
Wells Fargo & Co., 4.30%, 07/22/27	16,740	16,817,447
Westpac Banking Corp.
3.35%, 03/08/27(a)	6,653	6,624,817
4.04%, 08/26/27	6,590	6,623,972
5.46%, 11/18/27	8,072	8,306,166
		559,946,609
Beverages — 1.6%
Coca-Cola Co.(The)
1.45%, 06/01/27(a)	9,278	9,022,859
2.90%, 05/25/27	3,271	3,241,490
3.38%, 03/25/27(a)	6,516	6,498,767
Constellation Brands, Inc.
3.50%, 05/09/27	3,279	3,259,313
4.35%, 05/09/27	3,922	3,936,624
Diageo Capital PLC, 5.30%, 10/24/27	4,377	4,481,852
Keurig Dr Pepper, Inc.
3.43%, 06/15/27	3,460	3,431,968
5.10%, 03/15/27(a)	5,269	5,325,806
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	3,802	3,833,074
PepsiCo, Inc.
2.63%, 03/19/27	3,705	3,659,818
3.00%, 10/15/27(a)	9,722	9,625,501
4.40%, 02/07/27	3,412	3,433,846
		59,750,918
Biotechnology — 1.2%
Amgen, Inc.
2.20%, 02/21/27	11,397	11,201,577
3.20%, 11/02/27	6,938	6,863,178
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27(a)	2,769	2,747,984
Gilead Sciences, Inc.
1.20%, 10/01/27	5,106	4,900,014
2.95%, 03/01/27	8,648	8,574,821
Illumina, Inc., 5.75%, 12/13/27	3,468	3,570,139
Royalty Pharma PLC, 1.75%, 09/02/27	6,717	6,482,971
		44,340,684
Building Materials — 0.8%
Amrize Finance U.S. LLC, 4.60%, 04/07/27(a)	4,229	4,257,118
Carlisle Companies, Inc., 3.75%, 12/01/27	4,054	4,038,921
Carrier Global Corp., 2.49%, 02/15/27	6,135	6,050,692
Lennox International, Inc., 1.70%, 08/01/27	2,219	2,146,017
Martin Marietta Materials, Inc.
3.45%, 06/01/27(a)	2,367	2,353,566
3.50%, 12/15/27	3,424	3,398,646
Masco Corp., 3.50%, 11/15/27(a)	2,038	2,020,956
Owens Corning, 5.50%, 06/15/27	2,950	3,006,925
Vulcan Materials Co., 3.90%, 04/01/27(a)	2,456	2,456,236
		29,729,077
Chemicals — 1.1%
Air Products and Chemicals, Inc., 1.85%, 05/15/27	4,081	3,985,806
Albemarle Corp., 4.65%, 06/01/27(a)	4,371	4,399,887
Ecolab, Inc.
1.65%, 02/01/27	3,592	3,519,107

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.25%, 12/01/27	$2,877	$2,857,169
LYB International Finance II BV, 3.50%, 03/02/27	3,990	3,969,550
Mosaic Co. (The), 4.05%, 11/15/27(a)	4,481	4,483,600
Nutrien Ltd.
4.50%, 03/12/27(a)	2,677	2,691,398
5.20%, 06/21/27	2,519	2,558,100
RPM International, Inc., 3.75%, 03/15/27	3,093	3,081,849
Sherwin-Williams Co. (The), 3.45%, 06/01/27	9,851	9,791,811
		41,338,277
Commercial Services — 1.1%
Cintas Corp. No. 2, 3.70%, 04/01/27	6,276	6,263,860
Equifax, Inc., 5.10%, 12/15/27(a)	4,878	4,967,903
Global Payments, Inc.
2.15%, 01/15/27	4,586	4,506,133
4.95%, 08/15/27(a)	3,575	3,616,499
Leland Stanford Junior University (The), 1.29%, 06/01/27(a)	2,312	2,238,742
PayPal Holdings, Inc., 3.90%, 06/01/27	3,240	3,246,155
Quanta Services, Inc., 4.75%, 08/09/27(a)	3,852	3,898,370
S&P Global, Inc.
2.45%, 03/01/27	7,834	7,723,056
2.95%, 01/22/27(a)	3,914	3,883,322
		40,344,040
Computers — 3.2%
Accenture Capital, Inc., 3.90%, 10/04/27	7,015	7,044,349
Apple, Inc.
2.90%, 09/12/27	13,152	13,008,974
3.00%, 06/20/27	7,306	7,250,159
3.00%, 11/13/27	9,650	9,562,618
3.20%, 05/11/27(a)	12,176	12,113,638
3.35%, 02/09/27	14,668	14,620,775
Dell International LLC/EMC Corp., 6.10%, 07/15/27(a)	3,417	3,505,035
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	5,545	5,549,389
4.40%, 09/25/27(a)	8,422	8,468,815
HP, Inc., 3.00%, 06/17/27	6,946	6,853,568
IBM International Capital Pte Ltd., 4.60%, 02/05/27(a)	3,404	3,426,922
International Business Machines Corp.
1.70%, 05/15/27	7,825	7,618,745
2.20%, 02/09/27(a)	4,629	4,555,784
3.30%, 01/27/27(a)	3,589	3,573,222
4.15%, 07/27/27(a)	5,176	5,200,937
6.22%, 08/01/27(a)	2,967	3,069,749
NetApp, Inc., 2.38%, 06/22/27	3,288	3,216,059
		118,638,738
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co., 3.10%, 08/15/27	3,964	3,934,585
Estee Lauder Companies, Inc. (The), 3.15%, 03/15/27	3,089	3,065,803
Haleon U.S. Capital LLC, 3.38%, 03/24/27	12,897	12,814,925
Procter & Gamble Co.(The)
1.90%, 02/01/27(a)	6,223	6,118,572
2.80%, 03/25/27	3,590	3,558,643
2.85%, 08/11/27	4,561	4,513,498
Unilever Capital Corp.
2.90%, 05/05/27	6,494	6,435,016
4.25%, 08/12/27(a)	5,254	5,294,278
		45,735,320
Security	Par (000)	Value
Diversified Financial Services — 5.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27	$7,063	$7,024,959
4.63%, 10/15/27	4,080	4,115,516
6.10%, 01/15/27(a)	5,936	6,047,377
6.45%, 04/15/27	9,479	9,728,646
Air Lease Corp.
2.20%, 01/15/27	4,474	4,398,725
3.63%, 04/01/27	3,353	3,334,942
3.63%, 12/01/27	3,330	3,300,841
5.85%, 12/15/27(a)	4,495	4,631,428
Ally Financial, Inc.
4.75%, 06/09/27	5,089	5,132,258
7.10%, 11/15/27(a)	4,691	4,925,553
American Express Co.
2.55%, 03/04/27	11,167	11,021,788
3.30%, 05/03/27	10,710	10,650,458
5.85%, 11/05/27(a)	9,733	10,051,461
American Express Credit Corp., 3.30%, 05/03/27(a)	2,378	2,364,040
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27(a)	1,892	1,815,191
Capital One Financial Corp.
3.65%, 05/11/27	6,524	6,493,696
3.75%, 03/09/27	9,135	9,116,427
4.10%, 02/09/27	6,874	6,878,912
Cboe Global Markets, Inc., 3.65%, 01/12/27	4,564	4,559,247
Charles Schwab Corp.(The)
2.45%, 03/03/27(a)	9,966	9,828,652
3.20%, 03/02/27(a)	4,273	4,244,412
3.30%, 04/01/27(a)	5,033	5,002,372
Eaton Vance Corp., 3.50%, 04/06/27	2,228	2,219,956
Intercontinental Exchange, Inc.
3.10%, 09/15/27	3,531	3,492,789
4.00%, 09/15/27	10,127	10,154,769
Jefferies Financial Group, Inc.
4.85%, 01/15/27(a)	5,025	5,061,986
6.45%, 06/08/27(a)	2,501	2,577,913
LPL Holdings, Inc., 5.70%, 05/20/27	3,481	3,545,514
Mastercard, Inc., 3.30%, 03/26/27(a)	6,735	6,705,644
Nomura Holdings, Inc.
2.33%, 01/22/27(a)	7,979	7,855,172
5.39%, 07/06/27(a)	3,553	3,611,462
5.59%, 07/02/27(a)	3,360	3,427,348
ORIX Corp.
3.70%, 07/18/27(a)	3,197	3,182,573
5.00%, 09/13/27	2,861	2,906,116
Radian Group, Inc., 4.88%, 03/15/27	2,585	2,594,881
Synchrony Financial, 3.95%, 12/01/27	6,773	6,740,733
Visa, Inc.
0.75%, 08/15/27(a)	3,210	3,078,386
1.90%, 04/15/27	9,812	9,621,438
2.75%, 09/15/27	4,708	4,645,341
		216,088,922
Electric — 6.7%
Alabama Power Co., 3.75%, 09/01/27(a)	3,691	3,690,274
Ameren Corp., 1.95%, 03/15/27	3,585	3,507,260
American Electric Power Co., Inc.
3.20%, 11/13/27	3,402	3,358,394
5.75%, 11/01/27	3,114	3,202,560

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Appalachian Power Co., Series X, 3.30%, 06/01/27	$2,209	$2,189,678
Arizona Public Service Co., 2.95%, 09/15/27(a)	1,504	1,479,632
Black Hills Corp., 3.15%, 01/15/27(a)	2,537	2,515,739
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27	1,957	1,941,771
CMS Energy Corp., 3.45%, 08/15/27	1,989	1,972,606
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27	2,356	2,328,137
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	3,000	2,981,532
Consolidated Edison Co. of New York, Inc., Series B, 3.13%, 11/15/27(a)	2,047	2,023,029
Dominion Energy, Inc., Series B, 3.60%, 03/15/27	2,405	2,396,199
DTE Electric Co., 4.25%, 05/14/27	1,450	1,459,748
DTE Energy Co., 4.95%, 07/01/27(a)	8,426	8,531,863
Duke Energy Corp.
3.15%, 08/15/27	5,103	5,044,469
4.85%, 01/05/27(a)	3,744	3,778,787
5.00%, 12/08/27(a)	3,361	3,424,425
Duke Energy Florida LLC, 3.20%, 01/15/27	3,939	3,920,721
Duke Energy Progress LLC, 4.35%, 03/06/27	3,478	3,501,245
Edison International, 5.75%, 06/15/27	3,941	4,008,815
Entergy Louisiana LLC, 3.12%, 09/01/27(a)	2,775	2,744,860
Evergy Kansas Central, Inc., 3.10%, 04/01/27	2,185	2,165,866
Eversource Energy
2.90%, 03/01/27	4,072	4,022,992
4.60%, 07/01/27	3,765	3,793,291
5.00%, 01/01/27(a)	2,659	2,685,262
Exelon Corp., 2.75%, 03/15/27	4,331	4,274,513
FirstEnergy Corp., Series B, 3.90%, 07/15/27(a)	10,170	10,146,988
Florida Power & Light Co., Series A, 3.30%, 05/30/27	2,365	2,351,559
Georgia Power Co.
3.25%, 03/30/27	2,668	2,653,983
5.00%, 02/23/27(a)	3,294	3,334,780
ITC Holdings Corp., 3.35%, 11/15/27	3,043	3,013,498
MidAmerican Energy Co., 3.10%, 05/01/27(a)	3,050	3,029,181
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27(a)	2,648	2,625,080
3.95%, 12/10/27	4,138	4,146,459
4.12%, 09/16/27	3,661	3,674,762
4.80%, 02/05/27	3,651	3,687,160
5.10%, 05/06/27	2,520	2,556,157
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27(a)	6,403	6,287,279
3.55%, 05/01/27	9,601	9,555,520
4.63%, 07/15/27(a)	7,912	7,992,572
4.69%, 09/01/27(a)	13,213	13,362,379
NSTAR Electric Co., 3.20%, 05/15/27(a)	4,852	4,814,882
Oncor Electric Delivery Co. LLC, 4.50%, 03/20/27(b)	3,485	3,512,158
Pacific Gas and Electric Co.
2.10%, 08/01/27	6,320	6,138,787
3.30%, 03/15/27	3,036	3,008,251
3.30%, 12/01/27	7,195	7,094,757
5.45%, 06/15/27(a)	3,226	3,276,807
Public Service Electric & Gas Co., 3.00%, 05/15/27	3,049	3,018,875
Public Service Enterprise Group, Inc., 5.85%, 11/15/27	4,551	4,689,592
Security	Par (000)	Value
Electric (continued)
Sempra, 3.25%, 06/15/27	$4,927	$4,875,577
Southern California Edison Co.
4.88%, 02/01/27(a)	3,214	3,238,541
5.85%, 11/01/27(a)	5,188	5,335,164
Series D, 4.70%, 06/01/27	3,961	3,993,327
Southern Co. (The), 5.11%, 08/01/27	5,845	5,934,734
Union Electric Co., 2.95%, 06/15/27	2,574	2,546,972
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27	5,033	5,013,718
Series B, 3.75%, 05/15/27	4,271	4,263,818
WEC Energy Group, Inc.
1.38%, 10/15/27	3,068	2,941,516
5.15%, 10/01/27	2,732	2,781,183
Wisconsin Power and Light Co., 3.05%, 10/15/27	1,984	1,955,348
Xcel Energy, Inc., 1.75%, 03/15/27	3,267	3,186,238
		246,981,270
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27(a)	3,302	3,198,844
Electronics — 1.1%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27	2,365	2,344,603
Amphenol Corp.
3.80%, 11/15/27(a)	5,409	5,406,981
5.05%, 04/05/27	4,398	4,457,178
Honeywell International, Inc.
1.10%, 03/01/27(a)	6,431	6,253,253
4.65%, 07/30/27	7,581	7,675,163
Hubbell, Inc., 3.15%, 08/15/27	1,960	1,933,704
Jabil, Inc., 4.25%, 05/15/27(a)	3,633	3,643,104
Keysight Technologies, Inc., 4.60%, 04/06/27	4,700	4,725,202
Tyco Electronics Group SA, 3.13%, 08/15/27	2,831	2,807,880
		39,247,068
Environmental Control — 0.4%
Republic Services, Inc., 3.38%, 11/15/27	4,243	4,217,589
Waste Management, Inc.
3.15%, 11/15/27(a)	4,895	4,846,527
4.95%, 07/03/27(a)	4,919	4,997,149
		14,061,265
Food — 1.8%
Campbell's Co. (The), 5.20%, 03/19/27(a)	3,364	3,406,559
Conagra Brands, Inc., 1.38%, 11/01/27(a)	6,807	6,495,390
General Mills, Inc.
3.20%, 02/10/27(a)	4,906	4,873,355
4.70%, 01/30/27	3,639	3,663,630
Hormel Foods Corp., 4.80%, 03/30/27	3,353	3,386,136
J M Smucker Co. (The), 3.38%, 12/15/27	3,365	3,332,791
Kellanova, 3.40%, 11/15/27	3,174	3,151,151
Kraft Heinz Foods Co., 3.88%, 05/15/27	9,020	8,993,740
Kroger Co. (The), 3.70%, 08/01/27	3,892	3,878,878
McCormick & Co., Inc./MD, 3.40%, 08/15/27	5,328	5,288,767
Mondelez International, Inc., 2.63%, 03/17/27	5,088	5,014,256
Sysco Corp., 3.25%, 07/15/27(a)	5,382	5,337,534
Tyson Foods, Inc., 3.55%, 06/02/27	8,994	8,940,878
		65,763,065
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	3,215	3,183,303
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27	3,431	3,397,651
National Fuel Gas Co., 3.95%, 09/15/27	1,501	1,496,211

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
NiSource, Inc., 3.49%, 05/15/27	$6,412	$6,375,396
Southern California Gas Co., 2.95%, 04/15/27	4,695	4,647,039
Southwest Gas Corp., 5.80%, 12/01/27	2,041	2,099,146
		18,015,443
Hand & Machine Tools — 0.1%
Snap-on, Inc., 3.25%, 03/01/27	2,412	2,395,730
Health Care - Products — 1.0%
Agilent Technologies, Inc., 4.20%, 09/09/27	3,476	3,492,005
Baxter International, Inc., 1.92%, 02/01/27(a)	5,361	5,250,360
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	11,143	11,456,179
Smith & Nephew PLC, 5.15%, 03/20/27	2,573	2,601,872
Solventum Corp., 5.45%, 02/25/27(a)	2,168	2,198,783
Stryker Corp., 4.55%, 02/10/27	3,965	3,993,388
Thermo Fisher Scientific, Inc., 4.80%, 11/21/27(a)	3,938	4,005,259
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/27	3,775	3,806,402
		36,804,248
Health Care - Services — 2.9%
Centene Corp., 4.25%, 12/15/27	15,622	15,533,383
Cigna Group(The)
3.05%, 10/15/27	3,555	3,507,383
3.40%, 03/01/27	8,821	8,772,853
CommonSpirit Health, 6.07%, 11/01/27	2,865	2,954,080
Elevance Health, Inc., 3.65%, 12/01/27	10,564	10,514,659
HCA, Inc.
3.13%, 03/15/27	6,965	6,899,671
4.50%, 02/15/27(a)	7,616	7,632,618
Humana, Inc.
1.35%, 02/03/27	3,656	3,560,648
3.95%, 03/15/27	3,563	3,554,313
ICON Investments Six DAC, 5.81%, 05/08/27	4,945	5,036,862
Kaiser Foundation Hospitals, 3.15%, 05/01/27	3,792	3,762,349
Laboratory Corp. of America Holdings, 3.60%, 09/01/27	4,274	4,252,462
Quest Diagnostics, Inc., 4.60%, 12/15/27(a)	2,806	2,838,074
SSM Health Care Corp., Series A, 3.82%, 06/01/27	3,237	3,231,893
UnitedHealth Group, Inc.
3.70%, 05/15/27	4,355	4,345,755
2.95%, 10/15/27	6,346	6,256,982
3.38%, 04/15/27	3,740	3,717,487
3.45%, 01/15/27(a)	4,883	4,870,335
4.60%, 04/15/27(a)	3,750	3,781,664
		105,023,471
Holding Companies - Diversified — 1.7%
Ares Capital Corp.
2.88%, 06/15/27(a)	3,608	3,539,623
7.00%, 01/15/27	5,894	6,051,539
Blackstone Private Credit Fund
3.25%, 03/15/27(a)	6,542	6,443,855
4.95%, 09/26/27	2,784	2,798,917
Blackstone Secured Lending Fund
2.13%, 02/15/27	4,214	4,113,589
5.88%, 11/15/27	2,711	2,764,994
Blue Owl Capital Corp., 2.63%, 01/15/27	3,095	3,031,901
Blue Owl Capital Corp. III, 3.13%, 04/13/27	1,980	1,938,649
Blue Owl Credit Income Corp.
4.70%, 02/08/27	3,395	3,389,438
7.75%, 09/16/27	3,988	4,146,952
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Technology Finance Corp., 2.50%, 01/15/27(a)	$1,990	$1,944,690
FS KKR Capital Corp.
2.63%, 01/15/27	2,645	2,582,773
3.25%, 07/15/27(a)	3,192	3,092,124
Goldman Sachs BDC, Inc., 6.38%, 03/11/27	2,704	2,755,037
Golub Capital BDC, Inc., 2.05%, 02/15/27(a)	2,378	2,318,330
Main Street Capital Corp., 6.50%, 06/04/27	2,749	2,806,136
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27(a)	2,632	2,631,634
New Mountain Finance Corp., 6.20%, 10/15/27(a)	1,916	1,939,138
Oaktree Specialty Lending Corp., 2.70%, 01/15/27(a)	2,300	2,252,043
		60,541,362
Home Builders — 0.5%
DR Horton, Inc., 1.40%, 10/15/27	3,605	3,457,084
Lennar Corp.
4.75%, 11/29/27	4,846	4,893,791
5.00%, 06/15/27	2,255	2,271,289
Meritage Homes Corp., 5.13%, 06/06/27	1,929	1,942,316
PulteGroup, Inc., 5.00%, 01/15/27(a)	2,016	2,029,247
Toll Brothers Finance Corp., 4.88%, 03/15/27	3,363	3,386,164
		17,979,891
Home Furnishings — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/27(a)	3,364	3,316,463
Household Products & Wares — 0.3%
Church & Dwight Co., Inc., 3.15%, 08/01/27	3,198	3,161,682
Clorox Co. (The), 3.10%, 10/01/27	2,673	2,639,191
Kimberly-Clark Corp., 1.05%, 09/15/27	3,979	3,817,950
		9,618,823
Insurance — 2.1%
American National Group, Inc., 5.00%, 06/15/27(a)	3,540	3,566,427
Aon Corp., 8.21%, 01/01/27(a)	3,686	3,811,963
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	4,049	3,995,488
Aon North America, Inc., 5.13%, 03/01/27(a)	3,490	3,532,627
Arthur J Gallagher & Co., 4.60%, 12/15/27(a)	4,924	4,982,991
Axis Specialty Finance PLC, 4.00%, 12/06/27(a)	2,307	2,303,059
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27	5,164	5,086,710
Brighthouse Financial, Inc., 3.70%, 06/22/27(a)	4,955	4,904,232
CNA Financial Corp., 3.45%, 08/15/27	3,642	3,608,879
Corebridge Financial, Inc., 3.65%, 04/05/27(a)	8,364	8,327,414
Jackson Financial, Inc., 5.17%, 06/08/27(a)	2,790	2,827,072
Manulife Financial Corp., 2.48%, 05/19/27(a)	3,407	3,348,138
Markel Group, Inc., 3.50%, 11/01/27	2,346	2,326,448
Marsh & McLennan Companies, Inc., 4.55%, 11/08/27(a)	6,742	6,819,504
Mercury General Corp., 4.40%, 03/15/27	2,671	2,670,459
Progressive Corp.(The)
2.45%, 01/15/27	3,297	3,257,176
2.50%, 03/15/27	3,183	3,137,640
RenaissanceRe Finance, Inc., 3.45%, 07/01/27(a)	1,925	1,913,009
Willis North America, Inc., 4.65%, 06/15/27	5,293	5,334,837
		75,754,073
Internet — 3.2%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	16,443	16,299,731
Alphabet, Inc., 0.80%, 08/15/27(a)	7,142	6,855,323

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Amazon.com, Inc.
1.20%, 06/03/27(a)	$7,604	$7,374,836
3.15%, 08/22/27	22,988	22,829,728
3.30%, 04/13/27	13,400	13,348,266
4.55%, 12/01/27	12,919	13,134,737
Baidu, Inc.
1.63%, 02/23/27	1,160	1,132,015
3.63%, 07/06/27(a)	3,655	3,638,006
eBay, Inc.
3.60%, 06/05/27	6,116	6,085,577
5.95%, 11/22/27	1,973	2,038,073
Expedia Group, Inc., 4.63%, 08/01/27	4,836	4,871,172
Meta Platforms, Inc., 3.50%, 08/15/27(a)	17,341	17,312,740
VeriSign, Inc., 4.75%, 07/15/27	3,527	3,528,617
		118,448,821
Iron & Steel — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	7,511	7,819,972
Nucor Corp., 4.30%, 05/23/27(a)	3,261	3,282,882
Steel Dynamics, Inc., 1.65%, 10/15/27	1,962	1,889,173
		12,992,027
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27(a)	2,100	2,213,511
Lodging — 0.6%
Hyatt Hotels Corp., 5.75%, 01/30/27(a)	3,591	3,646,955
Las Vegas Sands Corp., 5.90%, 06/01/27	4,975	5,066,486
Marriott International, Inc./MD
4.20%, 07/15/27	2,370	2,377,761
5.00%, 10/15/27	7,278	7,394,162
Sands China Ltd., 2.30%, 03/08/27	4,130	4,034,180
		22,519,544
Machinery — 2.5%
AGCO Corp., 5.45%, 03/21/27(a)	2,929	2,968,627
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	4,584	4,400,705
1.70%, 01/08/27(a)	3,272	3,214,365
3.60%, 08/12/27(a)	4,566	4,560,885
4.40%, 10/15/27(a)	4,357	4,408,348
4.50%, 01/07/27(a)	2,816	2,836,975
4.50%, 01/08/27(a)	3,161	3,185,201
4.60%, 11/15/27	6,040	6,136,509
5.00%, 05/14/27	6,051	6,149,673
CNH Industrial Capital LLC, 4.50%, 10/08/27	2,934	2,953,610
CNH Industrial NV, 3.85%, 11/15/27	3,332	3,319,905
Ingersoll Rand, Inc., 5.20%, 06/15/27(a)	4,434	4,503,661
John Deere Capital Corp.
1.70%, 01/11/27(a)	3,310	3,250,545
1.75%, 03/09/27(a)	3,256	3,190,077
2.35%, 03/08/27(a)	3,417	3,368,318
2.80%, 09/08/27	3,392	3,345,223
4.15%, 09/15/27(a)	5,781	5,822,389
4.20%, 07/15/27(a)	5,096	5,135,174
4.50%, 01/08/27(a)	7,289	7,345,429
4.85%, 03/05/27	4,217	4,268,596
4.90%, 06/11/27	4,531	4,606,284
Otis Worldwide Corp., 2.29%, 04/05/27(a)	3,553	3,486,650
		92,457,149
Manufacturing — 0.7%
3M Co., 2.88%, 10/15/27(a)	5,313	5,223,847
Eaton Corp., 3.10%, 09/15/27	4,830	4,779,323
Security	Par (000)	Value
Manufacturing (continued)
Parker-Hannifin Corp.
3.25%, 03/01/27	$4,620	$4,590,354
4.25%, 09/15/27	8,150	8,195,989
Textron, Inc., 3.65%, 03/15/27	2,326	2,315,144
		25,104,657
Media — 1.0%
Comcast Corp.
2.35%, 01/15/27(a)	8,676	8,558,418
3.30%, 02/01/27	7,814	7,778,500
3.30%, 04/01/27	4,679	4,653,026
FactSet Research Systems, Inc., 2.90%, 03/01/27	3,553	3,509,654
Paramount Global, 2.90%, 01/15/27(a)	3,513	3,457,689
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	6,711	6,649,340
Walt Disney Co. (The), 3.70%, 03/23/27	3,568	3,565,299
		38,171,926
Mining — 0.2%
Freeport-McMoRan, Inc., 5.00%, 09/01/27(a)	2,799	2,799,373
Rio Tinto Finance USA PLC, 4.38%, 03/12/27(a)	3,373	3,396,027
		6,195,400
Oil & Gas — 2.9%
BP Capital Markets America, Inc.
3.02%, 01/16/27	5,574	5,537,320
3.54%, 04/06/27(a)	3,305	3,295,993
3.59%, 04/14/27	4,001	3,991,181
5.02%, 11/17/27	6,854	6,992,216
BP Capital Markets PLC, 3.28%, 09/19/27	10,178	10,105,571
Canadian Natural Resources Ltd., 3.85%, 06/01/27(a)	7,891	7,884,307
Chevron Corp., 2.00%, 05/11/27	6,593	6,460,672
Chevron USA, Inc.
1.02%, 08/12/27	4,774	4,590,616
3.95%, 08/13/27	3,527	3,542,491
4.41%, 02/26/27	4,241	4,276,593
Coterra Energy, Inc., 3.90%, 05/15/27	4,438	4,428,929
Devon Energy Corp., 5.25%, 10/15/27(a)	2,497	2,496,397
Diamondback Energy, Inc., 5.20%, 04/18/27	5,274	5,347,532
Eni USA, Inc., 7.30%, 11/15/27(a)	2,630	2,780,762
EQT Corp.
3.90%, 10/01/27	5,794	5,773,476
6.50%, 07/01/27	2,255	2,303,540
Exxon Mobil Corp., 3.29%, 03/19/27	6,453	6,429,344
Helmerich & Payne, Inc., 4.65%, 12/01/27(a)	2,380	2,397,358
Hess Corp., 4.30%, 04/01/27	6,732	6,758,745
Phillips 66 Co., 4.95%, 12/01/27	5,299	5,388,916
Valero Energy Corp., 2.15%, 09/15/27(a)	3,872	3,761,618
		104,543,577
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	9,355	9,265,182
Packaging & Containers — 0.2%
Berry Global, Inc., 1.65%, 01/15/27	2,593	2,537,359
Packaging Corp. of America, 3.40%, 12/15/27	3,660	3,623,494
Sonoco Products Co., 2.25%, 02/01/27(a)	2,010	1,976,971
		8,137,824
Pharmaceuticals — 4.9%
AbbVie, Inc., 4.80%, 03/15/27(a)	14,897	15,055,083
Astrazeneca Finance LLC, 4.80%, 02/26/27	8,415	8,499,536
AstraZeneca PLC, 3.13%, 06/12/27	4,809	4,777,448
Becton Dickinson & Co., 3.70%, 06/06/27	11,048	11,013,628

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	$5,920	$5,663,609
3.25%, 02/27/27	3,391	3,371,858
3.45%, 11/15/27	3,622	3,611,681
Cardinal Health, Inc., 3.41%, 06/15/27	7,695	7,645,205
Cencora, Inc.
3.45%, 12/15/27	4,896	4,848,844
4.63%, 12/15/27	3,225	3,264,035
CVS Health Corp.
1.30%, 08/21/27	14,288	13,703,106
3.63%, 04/01/27	4,757	4,735,292
6.25%, 06/01/27	2,582	2,653,745
Eli Lilly & Co.
3.10%, 05/15/27(a)	3,329	3,308,360
4.15%, 08/14/27	4,994	5,029,041
4.50%, 02/09/27(a)	6,367	6,416,901
5.50%, 03/15/27(a)	1,921	1,959,500
GlaxoSmithKline Capital PLC, 4.32%, 03/12/27(a)	2,643	2,660,332
Johnson & Johnson
0.95%, 09/01/27(a)	8,565	8,221,409
2.95%, 03/03/27	6,596	6,550,185
4.50%, 03/01/27(a)	5,087	5,135,075
Merck & Co., Inc.
1.70%, 06/10/27(a)	9,836	9,597,390
3.85%, 09/15/27	5,229	5,244,645
Novartis Capital Corp.
2.00%, 02/14/27(c)	8,357	8,216,125
3.10%, 05/17/27(c)	7,317	7,262,130
Pfizer, Inc., 3.88%, 11/15/27(a)	6,443	6,465,094
Sanofi SA, 3.75%, 11/03/27	3,370	3,375,908
Viatris, Inc., 2.30%, 06/22/27	4,600	4,481,329
Zoetis, Inc., 3.00%, 09/12/27	5,039	4,975,301
		177,741,795
Pipelines — 3.2%
Boardwalk Pipelines LP, 4.45%, 07/15/27	3,331	3,346,550
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	7,721	7,794,041
DCP Midstream Operating LP, 5.63%, 07/15/27(a)	3,634	3,700,034
Enbridge, Inc.
3.70%, 07/15/27	4,682	4,664,052
5.25%, 04/05/27(a)	5,332	5,405,802
Energy Transfer LP
4.00%, 10/01/27	4,713	4,713,433
4.20%, 04/15/27	4,058	4,064,900
4.40%, 03/15/27(a)	4,358	4,373,726
5.50%, 06/01/27	6,209	6,303,979
Enterprise Products Operating LLC
3.95%, 02/15/27	3,800	3,802,186
4.60%, 01/11/27(a)	6,712	6,760,382
MPLX LP
4.13%, 03/01/27	8,189	8,195,439
4.25%, 12/01/27	5,011	5,025,862
Northwest Pipeline LLC, 4.00%, 04/01/27	3,122	3,122,449
ONEOK, Inc.
4.00%, 07/13/27	3,785	3,782,824
4.25%, 09/24/27	7,482	7,509,697
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27(a)	9,700	9,758,570
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/27	4,607	4,653,811
Targa Resources Corp., 5.20%, 07/01/27	4,792	4,866,051
TC PipeLines LP, 3.90%, 05/25/27	3,661	3,653,169
Security	Par (000)	Value
Pipelines (continued)
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	$1,815	$1,875,362
Williams Companies, Inc. (The), 3.75%, 06/15/27	9,509	9,485,613
		116,857,932
Real Estate Investment Trusts — 3.8%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/27	2,792	2,790,841
American Tower Corp.
2.75%, 01/15/27	5,090	5,035,776
3.13%, 01/15/27	2,010	1,995,706
3.55%, 07/15/27	4,663	4,632,432
3.65%, 03/15/27	4,521	4,504,986
AvalonBay Communities, Inc., 3.35%, 05/15/27(a)	3,202	3,179,906
Boston Properties LP, 6.75%, 12/01/27(a)	4,783	5,000,114
Brixmor Operating Partnership LP, 3.90%, 03/15/27	3,119	3,114,423
Crown Castle, Inc.
2.90%, 03/15/27	5,248	5,182,607
3.65%, 09/01/27	6,485	6,442,201
4.00%, 03/01/27	3,462	3,460,436
Digital Realty Trust LP, 3.70%, 08/15/27	6,172	6,144,891
DOC DR LLC, 4.30%, 03/15/27	2,862	2,867,810
EPR Properties, 4.50%, 06/01/27(a)	2,920	2,925,788
Equinix, Inc., 1.80%, 07/15/27	3,539	3,431,070
ERP Operating LP, 3.25%, 08/01/27	2,663	2,639,313
Essex Portfolio LP, 3.63%, 05/01/27(a)	2,330	2,320,695
Extra Space Storage LP, 3.88%, 12/15/27	2,770	2,763,315
Federal Realty OP LP, 3.25%, 07/15/27(a)	3,105	3,070,474
Healthcare Realty Holdings LP, 3.75%, 07/01/27	3,226	3,209,027
Healthpeak OP LLC, 1.35%, 02/01/27	3,310	3,226,205
Highwoods Realty LP, 3.88%, 03/01/27	1,980	1,967,625
Kimco Realty OP LLC, 3.80%, 04/01/27	2,704	2,702,729
Mid-America Apartments LP, 3.60%, 06/01/27(a)	3,994	3,978,949
NNN REIT, Inc., 3.50%, 10/15/27	2,373	2,354,035
Omega Healthcare Investors, Inc., 4.50%, 04/01/27(a)	4,721	4,733,636
Prologis LP
2.13%, 04/15/27	3,414	3,346,020
3.38%, 12/15/27	2,841	2,820,307
Public Storage Operating Co., 3.09%, 09/15/27	2,668	2,641,421
Realty Income Corp.
3.00%, 01/15/27	4,068	4,038,613
3.95%, 08/15/27	4,047	4,050,488
Regency Centers LP, 3.60%, 02/01/27	3,183	3,172,029
Simon Property Group LP
1.38%, 01/15/27(a)	3,688	3,607,632
3.38%, 06/15/27	5,610	5,576,320
3.38%, 12/01/27	4,739	4,703,612
Tanger Properties LP, 3.88%, 07/15/27	1,715	1,706,843
UDR, Inc., 3.50%, 07/01/27	2,094	2,080,398
Ventas Realty LP, 3.85%, 04/01/27	2,615	2,609,704
Welltower OP LLC, 2.70%, 02/15/27(a)	3,968	3,921,923
Weyerhaeuser Co., 6.95%, 10/01/27	1,827	1,910,523
		139,860,823
Retail — 3.1%
AutoNation, Inc., 3.80%, 11/15/27(a)	1,941	1,930,117
AutoZone, Inc., 3.75%, 06/01/27(a)	4,196	4,184,196
Costco Wholesale Corp.
1.38%, 06/20/27	8,140	7,901,789
3.00%, 05/18/27	6,969	6,920,072

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Darden Restaurants, Inc.
3.85%, 05/01/27	$3,525	$3,517,260
4.35%, 10/15/27	2,712	2,726,397
Home Depot, Inc.(The)
2.50%, 04/15/27	5,620	5,540,826
2.80%, 09/14/27	6,568	6,475,094
2.88%, 04/15/27	5,246	5,195,767
4.88%, 06/25/27	5,540	5,628,060
Lower Colorado River Authority, 3.95%, 10/15/27(a)	4,126	4,135,176
Lowe's Companies, Inc.
3.10%, 05/03/27	9,844	9,752,347
3.35%, 04/01/27	5,479	5,446,219
McDonald's Corp.
3.50%, 03/01/27(a)	6,135	6,113,729
3.50%, 07/01/27	6,513	6,485,470
O'Reilly Automotive, Inc., 3.60%, 09/01/27	5,221	5,192,187
Starbucks Corp.
2.00%, 03/12/27(a)	3,779	3,701,777
4.85%, 02/08/27	6,662	6,721,769
Target Corp., 1.95%, 01/15/27(a)	6,980	6,869,857
Walmart, Inc.
4.10%, 04/28/27	5,450	5,487,307
5.88%, 04/05/27(a)	2,095	2,150,239
		112,075,655
Semiconductors — 1.9%
Analog Devices, Inc., 3.45%, 06/15/27	3,184	3,168,832
Applied Materials, Inc., 3.30%, 04/01/27	7,640	7,602,898
Broadcom, Inc., 5.05%, 07/12/27(a)	3,240	3,297,196
Intel Corp.
3.15%, 05/11/27	6,346	6,279,926
3.75%, 03/25/27	6,524	6,506,081
3.75%, 08/05/27	8,633	8,597,040
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27	3,164	3,129,836
4.40%, 06/01/27(a)	3,212	3,228,153
QUALCOMM, Inc., 3.25%, 05/20/27(a)	12,879	12,813,183
Texas Instruments, Inc.
2.90%, 11/03/27	2,892	2,861,393
4.60%, 02/08/27	4,461	4,498,249
TSMC Arizona Corp., 3.88%, 04/22/27	6,261	6,265,670
		68,248,457
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc., 3.48%, 12/01/27	3,899	3,860,160
Software — 3.3%
Adobe, Inc.
2.15%, 02/01/27	5,730	5,645,452
4.85%, 04/04/27	4,019	4,069,548
Autodesk, Inc., 3.50%, 06/15/27	3,603	3,580,918
Cadence Design Systems, Inc., 4.20%, 09/10/27	3,126	3,140,308
Fiserv, Inc.
2.25%, 06/01/27	6,906	6,743,686
5.15%, 03/15/27	4,459	4,507,765
Intuit, Inc., 1.35%, 07/15/27	3,413	3,300,149
Microsoft Corp.
3.30%, 02/06/27	24,557	24,474,547
3.40%, 06/15/27	2,385	2,380,887
Oracle Corp.
2.80%, 04/01/27	14,638	14,386,450
Security	Par (000)	Value
Software (continued)
3.25%, 11/15/27	$18,138	$17,785,145
Roper Technologies, Inc., 1.40%, 09/15/27	4,558	4,379,564
Synopsys, Inc., 4.55%, 04/01/27	7,063	7,116,085
Take-Two Interactive Software, Inc., 3.70%, 04/14/27	4,493	4,479,756
VMware LLC, 3.90%, 08/21/27	8,120	8,131,072
Workday, Inc., 3.50%, 04/01/27	7,040	7,004,240
		121,125,572
Telecommunications — 3.0%
AT&T, Inc.
2.30%, 06/01/27	16,233	15,899,271
3.80%, 02/15/27(a)	5,165	5,156,748
4.25%, 03/01/27	9,782	9,807,730
Cisco Systems, Inc., 4.80%, 02/26/27	12,902	13,044,523
Nokia OYJ, 4.38%, 06/12/27	3,539	3,540,307
Rogers Communications, Inc., 3.20%, 03/15/27	8,420	8,345,057
Telefonica Emisiones SA, 4.10%, 03/08/27	8,493	8,497,804
TELUS Corp.
2.80%, 02/16/27	4,092	4,040,884
3.70%, 09/15/27(a)	3,330	3,307,844
T-Mobile USA, Inc., 3.75%, 04/15/27	26,494	26,426,585
Verizon Communications, Inc., 4.13%, 03/16/27(a)	10,864	10,895,818
		108,962,571
Toys, Games & Hobbies — 0.1%
Hasbro, Inc., 3.50%, 09/15/27	3,430	3,403,316
Transportation — 1.1%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	3,790	3,768,276
CSX Corp., 3.25%, 06/01/27(a)	6,092	6,048,050
Norfolk Southern Corp.
3.15%, 06/01/27	2,149	2,128,575
7.80%, 05/15/27	2,364	2,478,943
Ryder System, Inc.
2.85%, 03/01/27	2,894	2,860,541
4.30%, 06/15/27	1,955	1,961,119
5.30%, 03/15/27(a)	2,406	2,437,892
Union Pacific Corp.
2.15%, 02/05/27	3,086	3,036,057
3.00%, 04/15/27	3,298	3,268,944
United Parcel Service, Inc., 3.05%, 11/15/27	6,751	6,677,410
Walmart, Inc., 3.95%, 09/09/27(a)	6,739	6,775,007
		41,440,814
Trucking & Leasing — 0.1%
GATX Corp.
3.85%, 03/30/27	2,330	2,325,884
5.40%, 03/15/27	2,412	2,445,838
		4,771,722
Venture Capital — 0.1%
Hercules Capital, Inc., 3.38%, 01/20/27(a)	2,462	2,431,379
Water — 0.2%
American Water Capital Corp., 2.95%, 09/01/27(a)	3,868	3,818,173
Essential Utilities, Inc., 4.80%, 08/15/27	3,113	3,149,388
		6,967,561
Total Long-Term Investments — 98.2% (Cost: $3,568,939,477)		3,594,153,172

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	137,366,890	$137,435,573
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	52,950,000	52,950,000
Total Short-Term Securities — 5.2% (Cost: $190,347,313)		190,385,573
Total Investments — 103.4% (Cost: $3,759,286,790)		3,784,538,745
Liabilities in Excess of Other Assets — (3.4)%		(124,620,550)
Net Assets — 100.0%		$3,659,918,195

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$134,902,365	$2,533,717 (a)	$—	$2,264	$(2,773)	$137,435,573	137,366,890	$88,364 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,660,000	20,290,000 (a)	—	—	—	52,950,000	52,950,000	263,578	—
				$2,264	$(2,773)	$190,385,573		$351,942	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2027 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,594,153,172	$—	$3,594,153,172
Short-Term Securities
Money Market Funds	190,385,573	—	—	190,385,573
	$190,385,573	$3,594,153,172	$—	$3,784,538,745

Portfolio Abbreviation
REIT	Real Estate Investment Trust